--------------------------------------------------
COLONIAL MONEY MARKET FUND       SEMIANNUAL REPORT
--------------------------------------------------

December 31, 1998


                    -------------------------------
                    Not FDIC      May Lose Value
                     Insured      No Bank Guarantee
                    -------------------------------

                      COLONIAL MONEY MARKET FUND HIGHLIGHTS
                        JULY 1, 1998 - DECEMBER 31, 1998

INVESTMENT OBJECTIVE: Colonial Money Market Fund seeks maximum current income, consistent with safety of preservation of capital and the maintenance of liquidity.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Cash Reserves Portfolio (Portfolio), a money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "The portfolio's maturity was consistent throughout most of the period. However, we lengthened the maturity slightly and purchased some one-year notes to try to make up for income lost as a result of the Federal Reserve Board's interest rate cuts. We took advantage of higher interest rates, which are typical for year end, by investing our liquid assets into relatively higher coupon securities. Looking ahead, we expect to maintain the Fund's maturity at a neutral stance to provide flexibility in an uncertain market."

                                                                 - Jane Naeseth

                     COLONIAL MONEY MARKET FUND PERFORMANCE

                                                 CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
  Inception dates                                 1/30/81     6/8/92     7/1/94
--------------------------------------------------------------------------------
  Six-month distributions declared per share      $0.025     $0.020     $0.023
--------------------------------------------------------------------------------
  7-day yields on 12/31/98(1)                      4.80%      3.85%      4.40%
--------------------------------------------------------------------------------
  30-day yields on 12/31/98(1)                     4.82%      3.86%      4.41%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(2)                    PORTFOLIO MATURITY(2)
(as of 12/31/98)                          (AS OF 12/31/98)
--------------------------------------------------------------------------------

Commercial Paper ..............79.7%      0 - 4 days .....................1.7%

Letters of Credit .............14.0%      5 - 14 days ...................33.6%

Yankee Certificate of                     15 - 29 days ..................46.6%
Deposit ........................4.1%
                                          30 - 59 days ..................12.2%
Corporate Notes ................1.1%
                                           60+ days ......................5.9%
Federal Agency
Discount Notes .................1.1%

(1)If the Advisor or its affiliates had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 4.61% and 4.63% for Class A shares, 3.66% and 3.67% for Class B shares, and 3.61% and 3.62% for Class C shares, respectively.

(2)Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

   An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Stephen E. Gibson]

I am pleased to present the semiannual report for Colonial Money Market Fund for the six-month period ended December 31, 1998.

Conditions for fixed-income investments varied considerably during the period. While the environment for bonds was positive overall, a variety of domestic and international factors created a volatile climate for bond fund investors. In the U.S., the periodic fears of inflation that existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve Board in the fall of 1998, helping bond values end the period on a positive note.

Flight to quality was a theme that repeated itself at various times during the period. Abroad, the economic and financial turmoil that began in Asia in the fall of 1997 gradually spread to other less-developed markets in 1998. As a result, investors worldwide were drawn to the relative safety and stability of U.S. Treasury bonds. While returns on most types of fixed-income investments were positive, investor demand for quality and stability made U.S. Treasury bonds the biggest winners.

For investors seeking a relatively stable environment for their investment dollars and the potential for current income, Colonial Money Market Fund remains an attractive option for their investment portfolio.

Thank you for choosing Colonial Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/Stephen E. Gibson
---------------------------
Stephen E. Gibson

President

February 11, 1999

On March 2, 1998, the Fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term, U.S. government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio, which has the flexibility to search for the highest relative yield among a variety of money market instruments.

Because market and economic conditions change frequently, there can be no assurance that the trends described here will continue.

                          SR&F CASH RESERVES PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1998 (IN THOUSANDS)
                                  (UNAUDITED)

COMMERCIAL PAPER - 93.3% (a)                                                    PAR          VALUE
---------------------------------------------------------------------------------------------------
CHEMICALS - PLASTICS - 2.0%
   Formosa Plastic (LOC Bank of America),
                              5.033%              3/26/99                  $ 15,000       $ 14,827
                                                                                          ---------
 ...................................................................................................
CONSULTING SERVICES - 1.9%
   CSC Enterprises (gtd. by Computer
       Sciences),
                              5.203%              2/2/99                     14,700         14,633
                                                                                          ---------
 ...................................................................................................
CONSUMER PRODUCTS - 2.5%
   Fortune Brands,
                              5.169%              1/26/99        (b)         19,000         18,932
                                                                                          ---------
 ...................................................................................................
FINANCIAL SERVICES - 73.0%
   AUTO LENDING - 4.0%
   American Honda Finance (gtd. by
         American Honda Motor),
                       5.357-5.362%               1/27/99                    30,000         29,885
                                                                                          ---------
   BANKS - 4.0%
   Svenska Handelsbanken, Inc.,
         (gtd. by Svenska Handelsbank),
                              5.617%              1/5/99                     30,000         29,981
                                                                                          ---------
   DIVERSIFIED FINANCIAL SERVICES - 5.5%
   Associates Corp. of North America,
                              5.083%              1/4/99                     12,000         11,995
   Finova Capital,
                       5.383-5.725%          01/28/99-01/29/99               30,000         29,875
                                                                                          ---------
                                                                                            41,870
                                                                                          ---------
   LEASING - 4.7%
   Enterprise Funding,
                       5.474-5.554%          01/08/99-01/20/99   (b)         35,898         35,841
                                                                                          ---------
   MORTGAGE BANKING - 4.6%
   Countrywide Home Loans (gtd. by
         Countrywide Credit Industries),
                              5.511%              1/21/99                    35,000         34,894
                                                                                          ---------
   OTHER FINANCIAL - 4.7%
   Asset Securitization,
                              5.506%              1/19/99        (b)       $ 20,000       $ 19,946
   Caterpillar Financial Services,
                              5.349%              1/13/99                    15,700         15,672
                                                                                          ---------
                                                                                            35,618
                                                                                          ---------
   SPECIAL PURPOSE ENTITIES - 45.5%
   BAT Capital (gtd. by BAT Industries),
                       5.593-5.791%          01/07/99-01/14/99               35,000         34,933
   Centric Capital,
                              5.616%              1/11/99        (b)         20,000         19,969
   CSN Overseas (LOC Barclays Bank),
                              5.580%         01/12/99-01/13/99               35,000         34,939
   International Securitization,
                       5.541-5.574%          01/13/99-01/21/99   (b)         26,000         25,930
   Old Line Funding,
                              5.487%              1/22/99        (b)         35,000         34,889
   Pooled Accounts Receivable Capital,
                       5.628-5.629%               1/19/99        (b)         25,400         25,329
   Preferred Receivables Funding,
                              5.547%              1/5/99         (b)          7,810          7,805
   Receivables Capital,
                              5.357%              1/29/99        (b)         35,000         34,856
   Special Purpose Accounts Receivable,
                       5.282-5.612%          01/15/99-01/20/99   (b)         35,000         34,911
   TEB Funding II (LOC Societe
         Generale),
                              5.179%              5/28/99                    21,250         20,812
   Thames Asset Global Securitization,
         No. 1,
                       5.421-5.548%          02/17/99-02/18/99   (b)         34,391         34,145
   Windmill Funding,
                       5.536-5.620%          01/07/99-01/13/99   (b)         35,000         34,945
                                                                                          ---------
                                                                                           343,463
                                                                                          ---------
 ...................................................................................................
PIPELINES - 4.6%
   Transportadora De Gas Del Sur (LOC Dresdner Bank),
                       5.299-5.429%          01/21/99-01/25/99               35,000         34,885
                                                                                          ---------
 ...................................................................................................
RETAIL- CONVENIENCE STORE - 3.4%
   Southland (gtd. by Ito-Yokado),
                       5.258-5.426%          01/12/99-02/18/99               25,550         25,452
                                                                                          ---------
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.9%
   GTE,
                       5.451-5.606%          01/14/99-01/29/99   (b)       $ 30,000       $ 29,918
                                                                                          ---------
 ...................................................................................................
UTILITY - ELECTRIC - 2.0%
   Northern Indiana Public Service,
                              5.479%              1/20/99                    15,000         14,957
                                                                                          ---------
TOTAL COMMERCIAL PAPER                                                                     705,156
                                                                                          ---------
CORPORATE NOTE - 1.1%
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -1.1%
   Transamerica Financial,
                              8.750%              10/1/99                     7,800          8,013
                                                                                          ---------
FEDERAL AGENCY DISCOUNT NOTE - 1.1%
---------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 1.1%
   Federal Home Loan Bank,
                       5.208-5.389%            01/04/99-02/01/99              8,500          8,486
                                                                                          ---------
YANKEE CERTIFICATE OF DEPOSIT - 4.1%
---------------------------------------------------------------------------------------------------
BANKS - 4.1%
   Canadian Imperial Bank,
                              5.250%              2/4/99                     31,000         31,000
                                                                                          ---------
TOTAL INVESTMENTS - 99.6%                                                                  752,655
                                                                                          ---------

OTHER ASSETS & LIABILITIES, NET - 0.4%                                                       2,927
---------------------------------------------------------------------------------------------------

NET ASSETS - 100%                                                                         $755,582
                                                                                         ----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)The interest rate is the effective rate at the date of purchase except for the corporate note and yankee certificate of deposit, for which the interest rate represents the instrument's coupon rate.
(b)Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Portfolio must be in an exempt transaction, normally to other institutional investors. At December 31, 1998, the aggregate value of the Fund's private placement securities was $357,416, which represented 47.3% of net assets. None of these securities were deemed illiquid.

   See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1998 (UNAUDITED)

    (in thousands)
    ASSETS
    Investments, at amortized cost                                     $ 752,655

    Cash                                          $ 2,668
    Interest receivable                               429
    Other assets                                       26                  3,123
                                                  -------              --------
        Total Assets                                                     755,778

    LIABILITIES
    Payable to investment Advisor                     167
    Other liabilities                                  29
                                                  -------
        Total Liabilities                                                    196
                                                                       ---------

    NET ASSETS applicable to investors' beneficial interests           $ 755,582
                                                                       ---------


                             STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

    (in thousands)
    INVESTMENT INCOME
    Interest                                                          $  21,170

    EXPENSES
    Management fees                                 $ 924
    Accounting fees                                    21
    Audit and legal fees                                9
    Trustees' fees                                      7
    Other                                              34                  995
                                                    -----             ---------

           Net Investment Income                                         20,175
                                                                      ---------

    NET REALIZED LOSSES ON PORTFOLIO POSITIONS
    Net Realized Losses on Investments                                       (4)
                                                                      ---------

         Increase in Net Assets from Operations                       $  20,171
                                                                      ---------

    See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                  Six months
                                                    ended     Period ended
    (in thousands)                               December 31    June 30
                                               -------------- -----------
    INCREASE (DECREASE) IN NET ASSETS               1998        1998(a)
    Operations:
    Net investment income                       $  20,175      $ 12,145
    Net realized losses on investments                 (4)           -
                                                ---------      --------
          Net increase in net assets
            resulting from operations              20,171        12,145

    Transactions in investors'
      beneficial interests:
    Contributions                                 499,846     1,158,202
    Withdrawals                                  (450,712)     (484,070)
                                                ---------     ---------
       Net transactions in investors'
       beneficial interest                         49,134       674,132
                                                ---------     ---------
          Net increase in net assets               69,305       686,277

    NET ASSETS
    Beginning of period                           686,277            -
                                                ---------     ---------
    End of period                               $ 755,582     $ 686,277
                                                ---------     ---------

    (a) From commencement of operations on March 2, 1998.


                              FINANCIAL HIGHLIGHTS

                                                  (Unaudited)
                                                  Six months
                                                     ended       Period ended
                                                  December 31      June 30
                                                 -------------    ----------
    RATIOS TO AVERAGE NET ASSETS                      1998         1998 (a)

    Expenses                                        0.26%(b)      0.26%(b)
    Net investment income                           5.27%(b)      5.45%(b)

    (a) From commencement of operations on March 2, 1998.
    (b) Annualized.

    See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 1998 (UNAUDITED)

(All amounts, except per-share amounts, in thousands)
NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO
 ................................................................................
SR&F Cash Reserves Portfolio (the "Portfolio") is a series of SR&F Base Trust (The "Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Colonial Money Market Fund contributed $493,224 and $187,537, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At December 31, 1998, Stein Roe Cash Reserves Fund and Colonial Money Market Fund owned 65.8% and 34.2%, respectively, of the Portfolio.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
 ................................................................................
The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of origination.

INVESTMENT VALUATIONS:
All securities are valued as of December 31, 1998. The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between each Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds attempt to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

NOTE 3.  PORTFOLIO COMPOSITION
 ................................................................................
Under normal market conditions, the Portfolio will invest a least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At December 31, 1998
74.1% of the Portfolio's net assets were invested in the financial services industry. See the portfolio of investments for additional information regarding portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
 ................................................................................
The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter. The Advisor also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Advisor. The compensation of trustees not affiliated with the Advisor for the Portfolio for the period ended December 31, 1998, was $7. No remuneration was paid to any other trustee or officer of the Trust.

                           COLONIAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1998 (UNAUDITED)

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Cash Reserves
  Portfolio                                                  $ 258,483
Receivable for:
  Fund shares sold                                $ 17,482
Other                                                   10      17,492
                                                  --------   ---------
    Total Assets                                               275,975

LIABILITIES
Payable for:
  Fund shares repurchased                              994
  Distributions                                        173
Payable to Advisor                                      11
Accrued:
  Deferred Trustees fees                                 5
Other                                                   26
                                              ------------
    Total Liabilities                                            1,209
                                                             ---------
NET ASSETS                                                   $ 274,766
                                                             ---------
Net asset value:
Class A ($185,390/185,377)                                   $    1.00   (a)
                                                             ---------------
Class B ($87,086/87,082)                                     $    1.00   (a)
                                                             ---------------
Class C ($2,290/2,290)                                       $    1.00   (a)
                                                             ---------------

COMPOSITION OF NET ASSETS
Capital paid in                                              $ 274,746
Undistributed net investment income                                 23
Accumulated net realized loss                                       (3)
                                                             ---------
                                                             $ 274,766
                                                             ---------

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


    See notes to financial statements.

                          COLONIAL MONEY MARKET FUND

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Cash Reserves Portfolio                            $ 7,194
Expenses allocated from
    SR&F Cash Reserves Portfolio                               (339)
                                                            --------
                                                              6,855
EXPENSES
Administration fee                        $ 322
Service fee - Class B                        99
Service fee - Class C                         4
Distribution fee - Class B                  298
Distribution fee - Class C                   13
Transfer agent                              303
Bookkeeping fee                              33
Trustees fee                                  8
Custodian fee                                 2
Audit fee                                    11
Legal fee                                     4
Registration fee                             48
Reports to shareholders                       3
Other                                         6
                                          ------
                                          1,154
Fee waived by the Administrator            (245)
Fee waived by the Distributor - Class C     (10)                899
                                          ------            --------
       Net Investment Income                                  5,956
                                                            --------

NET REALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss                                                (2)
                                                            -------
Increase in Net Assets from Operations                      $ 5,954
                                                            =======

    See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                          (Unaudited)
                                                       Six months ended    Period ended
    (in thousands)                                        December 31       June 30 (a)
                                                          -----------------------------
    INCREASE (DECREASE) IN                                  1998               1998
      NET ASSETS
    Operations:
    Net investment income                                  $ 5,956          $    7,476
    Net realized loss                                           (2)                 --
                                                          --------          ----------
            Net Increase from Operations                     5,954               7,476
    Distributions:
    From net investment income - Class A                    (4,311)             (5,343)
    From net investment income - Class B                    (1,571)             (1,940)
    From net investment income - Class C                       (76)               (126)
                                                          --------          ----------
                                                                (4)                 67
                                                          --------          ----------
    Fund Share Transactions:
    Receipts for shares sold - Class A                     499,364           1,173,914
    Value of distributions reinvested - Class A              4,226               4,381
    Cost of shares  repurchased - Class A                 (446,855)         (1,193,752)
                                                          --------          ----------
                                                            56,735             (15,457)
                                                          --------          ----------
    Receipts for shares sold - Class B                     122,476             182,273
    Value of distributions reinvested - Class B              1,480               1,545
    Cost of shares repurchased - Class B                   (98,680)           (192,276)
                                                          --------          ----------
                                                            25,276              (8,458)
                                                          --------          ----------
    Receipts for shares sold - Class C                       4,132              10,122
    Value of distributions reinvested - Class C                 75                 104
    Cost of shares repurchased - Class C                    (5,221)             (9,827)
                                                          --------          ----------
                                                            (1,014)                399
                                                          --------          ----------
     Net Increase (Decrease) from Fund
       Share Transactions                                   80,997             (23,516)
                                                          --------          ----------
            Total Increase (Decrease)                       80,993             (23,449)
    NET ASSETS
    Beginning of period                                    193,773             217,222
                                                          --------          ----------
    End of period (undistributed net investment
    income of $23 and $25, respectively)                  $274,766          $  193,773
                                                          ========          ==========

    (a)The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
    Statement of Changes in Net Assets continued on following page.

    See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                             (Unaudited)
                                                           Six months ended    Period ended
    (in thousands)                                           December 31       June 30 (a)
                                                           --------------------------------
    NUMBER OF FUND SHARES                                        1998                1998
    Sold - Class A                                              499,371           1,173,913
    Issued for distributions reinvested - Class A                 4,225               4,381
    Repurchased - Class A                                      (446,855)         (1,193,752)
                                                               ---------         -----------
                                                                 56,741             (15,458)
                                                               ---------         -----------
    Sold - Class B                                              122,476             182,273
    Issued for distributions reinvested - Class B                 1,480               1,545
    Repurchased - Class B                                       (98,680)           (192,275)
                                                               ---------         -----------
                                                                 25,276              (8,457)
                                                               ---------         -----------
    Sold - Class C                                                4,132              10,122
    Issued for distributions reinvested - Class C                    75                 104
    Repurchased - Class C                                        (5,221)             (9,827)
                                                               ---------         -----------
                                                                 (1,014)                399
                                                               ---------         -----------

(a)The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of the Administrator of Colonial Money Market Fund (the Fund), a series of Colonial Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund.
The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (34.2% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on purchases of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1998, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $37,401, $211,043 and $6,321 on Class A, Class B, and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the six months ended December 31, 1998, the Fund's total expenses as defined above did not exceed the 1.00% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund had an agreement with its custodian bank under which $6,461 of custodian fees were reduced by balance credits applied during the six months ended December 31, 1998. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4.  OTHER RELATED PARTY TRANSACTIONS
 ................................................................................
At December 31, 1998, Liberty Financial Investments, Inc. and Colonial
Management Associates, Inc. owned 1% and 11% respectively, of the Fund's shares outstanding.

NOTE 5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
 ................................................................................
On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following item, as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 239,313,070 shares of beneficial interest. The votes cast at the Meeting were as follows:
                                                                   AUTHORITY
                                                FOR                WITHHELD
                                                ---                --------
To Elect a Board of Trustees:
      Robert J. Birnbaum                        139,377,390        1,729,325
      Tom Bleasdale                             139,377,390        1,729,325
      John Carberry                             139,377,390        1,729,325
      Lora S. Collins                           139,377,390        1,729,325
      James E. Grinnell                         139,377,390        1,729,325
      Richard W. Lowry                          139,377,390        1,729,325
      Salvatore Macera                          139,377,390        1,729,325
      William E. Mayer                          139,377,390        1,729,325
      James L. Moody, Jr.                       139,377,390        1,729,325
      John J. Neuhauser                         139,377,390        1,729,325
      Thomas E. Stitzel                         139,377,390        1,729,325
      Robert L. Sullivan                        139,377,390        1,729,325
      Anne-Lee Verville                         139,377,390        1,729,325

                           COLONIAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                               (Unaudited)
                                     Six months ended December 31
                                     ----------------------------
                                             1998
                            Class A        Class B       Class C
                           ----------    ------------   ----------
Net asset value -
  Beginning of period        $ 1.000         $ 1.000      $ 1.000
                             -------         -------      -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(e)                0.025           0.020        0.023(b)
                             -------         --------     --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                      (0.025)         (0.020)      (0.023)
                             =======         =======      =======
Net asset value -
   End of period             $ 1.000         $ 1.000      $ 1.000
                             =======         =======      =======
Total return (f)(g)(h)         2.50%           1.99%        2.30%
                             =======         =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(e)(i)(j)          0.65%           1.65%        1.05%(b)
Net investment
  income (a)(e)(i)(j)          4.94%           3.94%        4.54%(b)
Net assets at end
  of period (000)           $185,390        $ 87,086      $ 2,290

(a)  Net of fees waived by the
     Administrator which
     amounted to 0.19%
     (annualized) and        $ 0.001         $ 0.001      $ 0.001
(b)  Net of fees waived by the
     Distributor which
     amounted to 0.60%
     (annualized) and        $ 0.003         $ 0.003      $ 0.003
(c) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(d)  Effective March 2, 1998, SR&F became the investment Advisor of the Fund.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(j)  Annualized.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                               Period ended June 30
                      ---------------------------------------
                                    1998(c)(d)
                       Class A       Class B        Class C
                      ----------   -------------   ----------

                        $ 1.000         $ 1.000      $ 1.000
                      ----------   -------------   ----------


                          0.041           0.032        0.037 (b)
                      ----------   -------------   ----------


                         (0.041)         (0.032)      (0.037)
                      ----------   -------------   ----------

                        $ 1.000         $ 1.000      $ 1.000
                      ----------   -------------   ----------
                          4.17%           3.28%        3.81%
                      ----------   -------------   ----------


                          0.69%           1.69%        1.09% (b)

                          4.93%           3.93%        4.53% (b)

                       $128,658        $ 61,811      $ 3,304




                        $ 0.001         $ 0.001      $ 0.001



                        $ 0.005         $ 0.005      $ 0.005

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

   Selected data for a share of each class outstanding throughout each period are as follows:

                                                Year ended August 31
                                        -------------------------------------
                                                       1997
                                         Class A      Class B      Class C (b)
                                        ----------   ----------    -------------
   Net asset value -
     Beginning of period                  $ 1.000      $ 1.000       $ 1.000
                                          -------      -------       -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment
     income (a)                             0.048        0.038         0.039
                                          -------      -------       -------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment
     income                                (0.048)      (0.038)       (0.039)
                                          -------      -------       -------
   Net asset value -
      End of period                       $ 1.000      $ 1.000       $ 1.000
                                          -------      -------       -------
   Total return (c)                         4.90%        3.82%         3.97%
                                          -------      -------       -------

   RATIOS TO AVERAGE NET ASSETS
   Expenses                                 0.72% (e)    1.72% (e)     1.64% (e)
   Fees and expenses waived
     or borne by the Advisor                 --           --            --
   Net investment
     income                                 4.73% (e)    3.73% (e)     3.81% (e)
   Net assets at end
     of period (000)                      144,076      $ 70,242       $ 2,904

   (a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                          $ --         $ --          $ --
   (b) Effective July 1, 1997, Class D shares were redesignated Class C shares.
   (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
   (d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
   (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years ratios' are net of benefits received, if any.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                              Year ended August 31
------------------------------------------------------------------------------
                1996                                      1995
 Class A      Class B       Class C        Class A       Class B      Class C
-------------------------------------    -------------------------------------

  $ 1.000       $ 1.000      $ 1.000         $ 1.000      $ 1.000     $ 1.000
----------   -----------   ----------    ------------   ----------    --------


    0.048         0.038        0.038           0.050        0.040       0.040
----------   -----------   ----------    ------------   ----------    --------


   (0.048)       (0.038)      (0.038)         (0.050)      (0.040)     (0.040)
----------   -----------   ----------    ------------   ----------    --------

  $ 1.000       $ 1.000      $ 1.000         $ 1.000      $ 1.000      $ 1.000
----------   -----------   ----------    ------------   ----------    --------
    4.93%         3.86%        3.85%           5.14% (d)    4.08% (d)   4.07%(d)
----------   -----------   ----------    ------------   ----------    --------


    0.70% (e)     1.70% (e)    1.70% (e)       0.69%        1.69%       1.69%

   --            --           --               0.04%        0.04%       0.04%

    4.76% (e)     3.76% (e)    3.76% (e)       4.96%        3.96%       3.96%

 $115,063      $ 76,539      $ 4,435        $ 83,086      $55,441        $625


  $ --          $ --         $ --             $0.000       $0.000      $0.000

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                      Year ended August 31
                            ----------------------------------------
                                             1994
                             Class A        Class B      Class C (b)
                            -----------   ------------   -----------
Net asset value -
  Beginning of period          $ 1.000        $ 1.000       $ 1.000
                               -------        -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)        0.028          0.018         0.005
                               -------        -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                        (0.028)        (0.018)       (0.005)
                               -------        -------       -------
Net asset value -
   End of period               $ 1.000        $ 1.000       $ 1.000
                               -------        -------       -------
Total return (c)(d)              2.85%          1.82%          0.45(e)
                               ------         ------        ------

RATIOS TO AVERAGE NET ASSETS
Expenses                         0.73%          1.73%         1.73%(f)
Fees and expenses waived
  or borne by the Advisor        0.20%          0.20%         0.20%(f)
Net investment income            3.01%          2.01%         2.01%(f)
Net assets at end
 of period (000)               $97,115       $ 54,535       $   518

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                               $ 0.002       $  0.002       $ 0.002
(b) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                                                           Year ended
                                                           August 31
                                                     ------------------------
                                                              1993
                                                       Class A      Class B
                                                       -------      -------
Net asset value -
  Beginning of period                                  $ 1.000       $ 1.000
                                                       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.023         0.013
                                                       --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.023)       (0.013)
Net asset value - End of period                        $ 1.000       $ 1.000
                                                       --------      --------
Total return (c)(d)                                      2.28%         1.27%
                                                       --------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.88%         1.88%
Fees and expenses waived or borne by the Advisor         0.20%         0.20%
Net investment income                                    2.26%         1.26%
Net assets at end of period (000)                     $ 44,693       $10,890
                                                       $ 0.002       $ 0.002

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Liberty Funds Services, Inc. directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ............ press |1|

For account information ............................................  press |2|

To speak to a service representative ...............................  press |3|

For yield and total return information .............................  press |4|

For duplicate statements or new supply of checks ...................  press |5|

To order duplicate tax forms and year-end statements ..............   press |6|
(February through May)

To review your options at any time during your call ..............    press |*|

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

LIBERTY TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Money Market Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


*Effective October 1, 1998, Colonial Investor Service Center, Inc. - the
 Transfer Agent for Colonial, Crabbe Huson, Newport and Stein Roe Advisor funds - changed its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


[logo]

LIBERTY
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR
Liberty Funds Distibutor, Inc. (C)1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

                                                   MM-03/458G-1298 (2/99) 99/128